SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 16,038	$ 89,482
Less: accumulated depreciation	(16,038)	(58,180)
Total property and equipment, net		31,302
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		59,836
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 16,038	$ 29,646